Revenue from Contracts with Customers (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022 SEK (kr)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 SEK (kr)
Revenue from Contracts with Customers
Net sales	kr 49,734,000		kr 229,347,000
Expected return of liability for returns and rebates	1,800,000
Performance obligation	0
USA
Revenue from Contracts with Customers
Net sales	17,963,000
Europe
Revenue from Contracts with Customers
Net sales	2,967,000		201,878,000
Asia
Revenue from Contracts with Customers
Net sales	28,804,000		27,469,000
Product sales
Revenue from Contracts with Customers
Net sales	17,963,000
Product sales | USA
Revenue from Contracts with Customers
Net sales	18,000,000.0
Out-licensing of the product candidate
Revenue from Contracts with Customers
Net sales	28,804,000		225,252,000
Out-licensing of the product candidate | South Korea
Revenue from Contracts with Customers
Net sales | $		$ 3.0
Performance of certain regulatory services
Revenue from Contracts with Customers
Net sales	kr 2,967,000		kr 4,095,000